Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
16. Supplemental Cash Flow Information
Significant non-cash activities were as follows:

	Years Ended
	2014	2013	2012
	(Dollars in millions)
Debt assumed by SunCoke Energy Partners, L.P.	$259.9	$225.0	$—
Net assets of the Predecessors not assumed by SunCoke Energy Partners, L.P.:
Accounts receivable	—	39.6	—
Deferred taxes	—	18.3	—

The Partnership made cash interest payments of $15.7 million and $6.0 million during 2014 and 2013, respectively.